Unaudited Pro Forma Financial Information Combines Consolidated Results from Operation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
2012 acquisitions
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 396,618	$ 365,250
Earnings	1,568	2,577
Basic and diluted net income per common share	$ 0.02	$ 0.04
2011 acquisitions
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue		319,862
Earnings		$ 1,537
Basic and diluted net income per common share		$ 0.03